RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED CASH
Balance of restricted cash	$ 6,112	$ 1,222
Deposit of forward foreign currency exchange transactions
RESTRICTED CASH
Balance of restricted cash	808	825
Deposit of Letter of Guarantee for a project
RESTRICTED CASH
Balance of restricted cash	648	397
Bank letter of guarantee for facility rentals in Singapore
RESTRICTED CASH
Balance of restricted cash	210
Deposits of bank bills
RESTRICTED CASH
Balance of restricted cash	2,812
Pledged deposit for short-term bank loan
RESTRICTED CASH
Balance of restricted cash	1,605
Deposits to secure commercial card issued by bank
RESTRICTED CASH
Balance of restricted cash	$ 29